Eaton Vance

Maryland Municipal Income Fund

November 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 92.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.2%
Maryland Community Development Administration, (Local Government Infrastructure), 4.00%, 6/1/40	$1,000	$1,184,130

		$1,184,130

Education — 8.0%
Baltimore County, MD, (McDonogh School), 4.00%, 9/1/35	$440	$536,373
District of Columbia, (Gallaudet University):
4.00%, 4/1/33	165	199,337
4.00%, 4/1/34	160	192,458
4.00%, 4/1/35	200	239,518
Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	1,000	1,025,380
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/49	1,000	1,242,050
Maryland Health and Higher Educational Facilities Authority, (Stevenson University):
4.00%, 6/1/34	395	467,131
5.00%, 6/1/32	495	638,203
Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,000	1,142,870
Maryland Industrial Development Financing Authority, (McDonogh School), 4.00%, 9/1/43	1,100	1,264,791
University System of Maryland, 4.00%, 4/1/34	1,000	1,148,860

		$8,096,971

Escrowed/Prerefunded — 5.2%
Baltimore, MD, Prerefunded to 10/15/22, 5.00%, 10/15/27	$150	$156,295
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), Prerefunded to 7/1/22, 5.00%, 7/1/33	1,000	1,028,110
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), Prerefunded to 7/1/22, 5.00%, 7/1/37	900	925,443
Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), Prerefunded to 3/1/22, 5.00%, 3/1/23	2,000	2,023,020
Montgomery County, MD, Prerefunded to 11/1/24, 5.00%, 11/1/29	1,000	1,134,650

		$5,267,518

General Obligations — 29.2%
Anne Arundel County, MD:
5.00%, 10/1/36	$1,000	$1,234,140
5.00%, 10/1/44	1,000	1,275,010
Baltimore County, MD:
4.00%, 3/23/22	2,000	2,024,260
4.00%, 3/1/40	1,000	1,196,310
5.00%, 3/1/30	1,295	1,661,783
5.00%, 11/1/31	1,000	1,299,830

Security	Principal Amount (000’s omitted)	Value
Baltimore, MD, 4.00%, 10/15/25	$1,350	$1,391,553
Caroline County, MD, 3.00%, 1/15/37	1,335	1,457,206
Charles County, MD, 5.00%, 10/1/28	1,000	1,277,050
District of Columbia, 5.00%, 2/1/31	1,000	1,342,160
Frederick County, MD:
5.00%, 8/1/24	1,000	1,124,310
5.00%, 8/1/31	675	919,262
Howard County, MD, 4.00%, 8/15/36	1,000	1,224,950
Maryland:
4.00%, 8/1/35	1,000	1,248,920
5.00%, 8/1/28	1,000	1,271,750
5.00%, 3/1/29	2,000	2,579,640
Prerefunded to 8/1/22, 5.00%, 8/1/24	1,000	1,032,120
Montgomery County, MD, (SPA: U.S. Bank, N.A.), 0.04%, 11/1/37(1)	2,820	2,820,000
Prince George’s County, MD, 4.00%, 7/1/32	1,500	1,886,385
Worcester County, MD, 4.00%, 8/1/33	1,000	1,198,880

		$29,465,519

Hospital — 10.9%
Maryland Health and Higher Educational Facilities Authority, (Adventist HealthCare), 4.00%, 1/1/38	$200	$233,116
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System):
5.00%, 7/1/32	1,000	1,204,370
(LOC: Bank of America, N.A.), 0.05%, 7/1/43(2)	750	750,000
Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,025,640
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Health System), 4.00%, 7/1/48	500	575,375
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), Prerefunded to 7/1/24, 5.00%, 7/1/45	1,000	1,118,710
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System):
5.00%, 7/1/29	1,000	1,147,890
(LOC: Wells Fargo Bank, N.A.), 0.04%, 7/1/34(2)	2,825	2,825,000
Maryland Health and Higher Educational Facilities Authority, (UPMC):
4.00%, 4/15/45	500	582,190
5.00%, 4/15/32	275	353,760
Montgomery County, MD, (Trinity Health Corp.), 5.00%, 12/1/45	1,000	1,181,250

		$10,997,301

Housing — 5.9%
Howard County Housing Commission, MD, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$1,166,130
Maryland Community Development Administration, 2.30%, 9/1/35	1,000	1,024,360
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue:
4.00%, 7/1/50	315	350,589
5.00%, 7/1/55	1,000	1,193,970
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.00%, 7/1/56	150	180,205
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	1,000	1,002,140

Security	Principal Amount (000’s omitted)	Value
Montgomery County Housing Opportunities Commission, MD:
1.95%, 7/1/31(3)	$200	$201,446
2.00%, 1/1/32(3)	200	201,594
2.05%, 7/1/32(3)	200	201,374
2.10%, 1/1/33(3)	220	221,628
2.125%, 7/1/33(3)	220	221,520

		$5,964,956

Industrial Development Revenue — 0.4%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(4)	$395	$405,985

		$405,985

Insured-Electric Utilities — 0.1%
Puerto Rico Electric Power Authority, (AGM), 5.00%, 7/1/23	$135	$136,013

		$136,013

Insured-Escrowed/Prerefunded — 2.6%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$2,345	$2,678,342

		$2,678,342

Insured-General Obligations — 0.3%
Puerto Rico, (AGM), 5.125%, 7/1/30	$195	$196,706
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/24	125	126,394

		$323,100

Insured-Hospital — 4.1%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$4,114,853

		$4,114,853

Insured-Water and Sewer — 0.1%
Baltimore, MD, (Wastewater Projects), (NPFG), 5.00%, 7/1/22	$130	$133,639

		$133,639

Senior Living/Life Care — 6.0%
Baltimore County, MD, (Oak Crest Village, Inc.), 4.00%, 1/1/45	$1,000	$1,146,500
Baltimore County, MD, (Riderwood Village, Inc.):
4.00%, 1/1/39	1,000	1,162,360
4.00%, 1/1/40	95	110,254
Howard County, MD, (Vantage House), 5.00%, 4/1/26	1,285	1,342,684
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	559,915
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/37	1,000	1,085,830
Washington County, MD, (Diakon Lutheran Social Ministries), 5.00%, 1/1/32	500	616,755

		$6,024,298

Special Tax Revenue — 1.5%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$100	$123,975
Baltimore, MD, (Harbor Point), 3.625%, 6/1/46(4)	1,000	1,044,410
Maryland Economic Development Corp., (Port Covington), 3.25%, 9/1/30	300	333,768

		$1,502,153

Transportation — 9.6%
Maryland Department of Transportation, (Baltimore/Washington International Thurgood Marshall Airport), (AMT), 5.00%, 8/1/29	$520	$660,280

Security	Principal Amount (000’s omitted)	Value
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	$350	$418,009
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/32	500	606,915
Maryland Economic Development Corp., Parking Facilities Revenue, 5.00%, 6/1/58	1,000	1,076,260
Maryland Transportation Authority:
4.00%, 7/1/27	1,000	1,020,840
5.00%, 7/1/22	1,000	1,028,290
(AMT), 4.00%, 6/1/35	1,000	1,165,580
Metropolitan Washington Airports Authority, D.C., (AMT), 4.00%, 10/1/40	750	897,525
Washington Metropolitan Area Transit Authority, D.C.:
5.00%, 7/1/31	1,000	1,217,280
Green Bonds, 5.00%, 7/15/46	1,250	1,620,187

		$9,711,166

Water and Sewer — 7.0%
Baltimore, MD, (Water Projects):
4.00%, 7/1/37	$330	$398,765
4.00%, 7/1/38	445	536,759
4.00%, 7/1/39	455	547,720
4.00%, 7/1/45	1,000	1,185,630
Washington Suburban Sanitary District, MD:
5.00%, 6/15/30	1,000	1,224,650
(SPA: TD Bank, N.A.), 0.04%, 6/1/23(2)	3,200	3,200,000

		$7,093,524

Total Tax-Exempt Municipal Obligations — 92.1% (identified cost $88,854,645)		$93,099,468

Taxable Municipal Obligations — 5.7%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 1.3%
Cecil County, MD, 1.40%, 11/1/28	$720	$713,174
Watertown, CT:
2.05%, 10/15/31	305	311,466
2.50%, 10/15/36	275	282,783

		$1,307,423

Hospital — 2.0%
Maryland Health and Higher Educational Facilities Authority, (Adventist HealthCare), 1.812%, 1/1/25	$1,000	$996,660
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 3.052%, 7/1/40	1,000	1,054,430

		$2,051,090

Special Tax Revenue — 1.8%
New York Dormitory Authority, Personal Income Tax Revenue, 1.538%, 3/15/27	$1,800	$1,799,532

		$1,799,532

Security	Principal Amount (000’s omitted)	Value
Transportation — 0.6%
Prince George’s County Revenue Authority, MD, (Regional Medical Center Garage):
2.553%, 8/1/26	$275	$278,195
2.593%, 8/1/27	260	262,252

		$540,447

Total Taxable Municipal Obligations — 5.7% (identified cost $5,635,000)		$5,698,492

Total Investments — 97.8% (identified cost $94,489,645)		$98,797,960

Other Assets, Less Liabilities — 2.2%		$2,268,596

Net Assets — 100.0%		$101,066,556

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2021, 7.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 6.9% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at November 30, 2021.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at November 30, 2021.

(3)	When-issued security.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2021, the aggregate value of these securities is $1,574,370 or 1.6% of the Fund’s net assets.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at November 30, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$93,099,468	$—	$93,099,468
Taxable Municipal Obligations	—	5,698,492	—	5,698,492
Total Investments	$—	$98,797,960	$—	$98,797,960

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.